Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Number of Shares and Loss Used in the Computation of Loss Per Share	Details of the number of shares and loss used in the computation of loss per share:
	Year ended December 31,
	2024		2023		2022
Amounts used in the computation of basic and diluted loss	Weighted number of shares	Loss	Weighted number of shares	Loss	Weighted number of shares	Loss
		USD		USD		USD
Continuing operations:

Basic loss per share	5,824,972	(7,472)	407,681	(5,883)	175,953	$(2,592)

Effect of potential dilutive ordinary shares	-	-	-	-	-	-

Diluted loss per share	5,824,972	(7,472)	407,681	(5,883)	175,953	(2,592)